Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As at December 31 (millions of dollars)	2022	2021
Regulatory assets (Note 12)	189	226
Prepaid expenses and other assets	58	53
Materials and supplies	24	22
Derivative assets (Note 17)	5	—
	276	301